Label	Element	Value
Trade receivables [member]
Fair Value of Assets Representing Derecognised Financial Assets	stellantis_FairValueofAssetsRepresentingDerecognisedFinancialAssets	€ 5,777,000,000
Fair Value of Assets Representing Derecognised Financial Assets	stellantis_FairValueofAssetsRepresentingDerecognisedFinancialAssets	€ 5,399,000,000
Loyalty voting register shareholders [Member] | New Issue [Member] | Special Voting Shares [Member]
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	40,668,733
Loyalty voting register shareholders [Member] | Treasury shares [member] | Special Voting Shares [Member]
Increase (decrease) in number of shares outstanding	ifrs-full_IncreaseDecreaseInNumberOfSharesOutstanding	32,937,489